Appendix I - Information on Group Companies, Associates and others (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Biotek America LLC
Information on group companies associates and others
Proportion of direct ownership interest	75.00%	75.00%	75.00%
Aradigm Corporation
Information on group companies associates and others
Proportion of indirect ownership interest			35.13%
Mecwins, S.L.
Information on group companies associates and others
Proportion of indirect ownership interest	24.59%	24.59%	24.99%
Albajuna Therapeutics, S.L.
Information on group companies associates and others
Proportion of indirect ownership interest		49.00%	49.00%
Singulex, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest			19.33%
Access Biologicals, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest			49.00%
Access Biologicals IC-DISC, Inc
Information on group companies associates and others
Proportion of indirect ownership interest			49.00%
Access Cell Culture, LLC
Information on group companies associates and others
Proportion of indirect ownership interest			49.00%
Access Plasma, LLC
Information on group companies associates and others
Proportion of indirect ownership interest			49.00%
Medcom Advance, S.A
Information on group companies associates and others
Proportion of indirect ownership interest	45.00%	45.00%	45.00%
Shanghai RAAS Blood Products Co., Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	26.58%	26.20%	26.20%
Grifols Egypt for Plasma Derivatives (S.A.E.)
Information on group companies associates and others
Proportion of direct ownership interest	49.00%	49.00%	49.00%
Diagnostic Grifols, S.A.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Instituto Grifols, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.998%	99.998%	99.998%
Proportion of indirect ownership interest	0.002%	0.002%	0.002%
Laboratorios Grifols, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	98.60%
Proportion of indirect ownership interest			1.40%
Biomat, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.90%	99.90%	99.90%
Proportion of indirect ownership interest	0.10%	0.10%	0.10%
Grifols Engineering, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.95%	99.95%	99.95%
Proportion of indirect ownership interest	0.05%	0.05%	0.05%
Biomat USA, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	87.50%	87.50%	100.00%
Grifols Biologicals, LLC
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Australia Pty Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Medion Grifols Diagnostic AG
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Therapeutics, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Talecris Plasma Resources, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest			100.00%
Grifols Worldwide Operations Limited
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Progenika Biopharma, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	91.875%	91.875%	91.88%
Proportion of indirect ownership interest	8.125%	8.125%	8.12%
Grifols Diagnostics Solutions, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	55.00%	55.00%	55.00%
Grifols Asia Pacific Pte, Ltd
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Worldwide Operations USA Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Movaco, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.999%	99.999%	99.999%
Proportion of indirect ownership interest	0.001%	0.001%	0.001%
Grifols Portugal Productos Farmacuticos e Hospitalares, Lda.
Information on group companies associates and others
Proportion of direct ownership interest	0.01%	0.01%	0.01%
Proportion of indirect ownership interest	99.99%	99.99%	99.99%
Grifols Chile, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.00%	99.00%	99.00%
Grifols USA, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Argentina, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	95.01%	95.01%	95.01%
Proportion of indirect ownership interest	4.99%	4.99%	4.99%
Grifols s.r.o.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols (Thailand) Ltd
Information on group companies associates and others
Proportion of indirect ownership interest	48.00%	48.00%	48.00%
Grifols Malaysia Sdn Bhd
Information on group companies associates and others
Proportion of indirect ownership interest	49.00%	49.00%	49.00%
Grifols International, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.998%	99.998%	99.998%
Proportion of indirect ownership interest	0.002%	0.002%	0.002%
Grifols Italia S.p.A
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols UK Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Brasil, Lda.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols France, S.A.R.L.
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	99.99%
Proportion of indirect ownership interest	0.01%	0.01%	0.01%
Grifols Polska Sp.z.o.o.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Logistica Grifols, S.A. de C.V. (merged with Grifols Mexico, S.A. de C.V.)
Information on group companies associates and others
Proportion of direct ownership interest			99.99%
Proportion of indirect ownership interest			0.01%
Grifols Mexico, S.A. de C.V.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	99.98%
Proportion of indirect ownership interest			0.02%
Grifols Nordic, AB
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Colombia, Ltda
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	99.99%
Proportion of indirect ownership interest	0.01%	0.01%	0.01%
Grifols Deutschland GmbH
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Canada, Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%
Proportion of indirect ownership interest			100.00%
Grifols Pharmaceutical Technology (Shanghai) Co., Ltd. (formerly Grifols Pharmaceutical Consulting (Shanghai) Co., Ltd.)
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols (H.K.), Limited
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Japan K.K.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols India Healthcare Private Ltd
Information on group companies associates and others
Proportion of direct ownership interest	99.984%	99.984%	99.984%
Proportion of indirect ownership interest	0.016%	0.016%	0.016%
Grifols Diagnostics Equipment Taiwan Limited
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Viajes, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.90%	99.90%	99.90%
Proportion of indirect ownership interest	0.10%	0.10%	0.10%
Squadron Reinsurance Designated Activity Company
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Shared Services North America, Inc.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Gripdan Invest, S.L
Information on group companies associates and others
Proportion of direct ownership interest		100.00%	100.00%
Araclon Biotech, S.L.
Information on group companies associates and others
Proportion of indirect ownership interest	75.85%	75.85%	75.85%
VCN Bioscience, S.L
Information on group companies associates and others
Proportion of indirect ownership interest			86.83%
Grifols Innovation and New Technologies Limited
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Kiro Grifols S.L
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	90.00%	90.00%
Chiquito Acquisition Corp.
Information on group companies associates and others
Proportion of indirect ownership interest		100.00%	100.00%
Goetech LLC (D/B/A Medkeeper)
Information on group companies associates and others
Proportion of indirect ownership interest		100.00%	100.00%
Grifols Bio Supplies Inc. (before Interstate Blood Bank, Inc.)
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Alkahest Inc [Member]
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Plasmavita Healthcare GmbH (Germany)
Information on group companies associates and others
Proportion of indirect ownership interest	50.00%	50.00%	50.00%
Plasmavita Healthcare II GmbH.
Information on group companies associates and others
Proportion of indirect ownership interest	50.00%	50.00%	50.00%
Grifols Canada Therapeutics, Inc (Canada)
Information on group companies associates and others
Proportion of direct ownership interest	0.02%	0.02%	100.00%
Proportion of indirect ownership interest	99.98%	99.98%
Grifols Laboratory Solutions, Inc
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Korea Co., Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Middle East & Africa LLC
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	99.99%
Proportion of indirect ownership interest	0.01%	0.01%	0.01%
GigaGen Inc..
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Pyreness Research Center ,S.L.
Information on group companies associates and others
Proportion of indirect ownership interest	80.00%	80.00%	80.00%
Aigues Minerals de Vilajuiga S. A.
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	99.99%
Proportion of indirect ownership interest	0.01%	0.01%	0.01%
Grifols Bio North America LLC
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Biomat Holdings LLC
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%
Biomat Holdco, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Biomat Newco, Corp.
Information on group companies associates and others
Proportion of indirect ownership interest	88.60%	87.10%	100.00%
Grifols Escrow Issuer, S.A.
Information on group companies associates and others
Proportion of direct ownership interest		100.00%	100.00%
Grifols Canada Plasma, Inc.
Information on group companies associates and others
Proportion of direct ownership interest			100.00%
Proportion of indirect ownership interest	100.00%	100.00%
Grifols Canada Plasma - Ontario Inc. (formerly Canada Inc.)
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%
Access Biologicals, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest		100.00%	49.00%
Access Biologicals IC-DISC, Inc
Information on group companies associates and others
Proportion of indirect ownership interest		100.00%	49.00%
Access Cell Culture, LLC
Information on group companies associates and others
Proportion of indirect ownership interest		100.00%	49.00%
Access Plasma, LLC
Information on group companies associates and others
Proportion of indirect ownership interest		100.00%	49.00%
Albimmune SL
Information on group companies associates and others
Proportion of indirect ownership interest	51.00%	51.00%
Biotest Austria, GmbH
Information on group companies associates and others
Proportion of indirect ownership interest	70.18%	70.18%
Biotest AG
Information on group companies associates and others
Proportion of direct ownership interest	24.70%	24.70%
Proportion of indirect ownership interest	45.48%	45.48%
Biotest Italia, S.R.L.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%
Proportion of indirect ownership interest		70.18%
Biotest (UK) Ltd.
Information on group companies associates and others
Proportion of indirect ownership interest		70.18%
Biotest (Schweiz) AG
Information on group companies associates and others
Proportion of indirect ownership interest	70.18%	70.18%
Biotest Hungaria Kft
Information on group companies associates and others
Proportion of indirect ownership interest	70.18%	70.18%
Biotest Farmacutica LTDA
Information on group companies associates and others
Proportion of direct ownership interest	100.00%
Proportion of indirect ownership interest		70.18%
Biotest Hellas M.E.P.E.
Information on group companies associates and others
Proportion of indirect ownership interest	70.18%	70.18%
Biotest France SAS
Information on group companies associates and others
Proportion of direct ownership interest	100.00%
Proportion of indirect ownership interest		70.18%
Biotest Pharmaceuticals Ila Pazarlama Anonim Sirketi
Information on group companies associates and others
Proportion of indirect ownership interest	70.18%	70.18%
Biotest Medical, S.L.U.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%
Proportion of indirect ownership interest		70.18%
Biotest Pharma, GmbH
Information on group companies associates and others
Proportion of indirect ownership interest	70.18%	70.18%
Biotest Lux S.a.r.l.
Information on group companies associates and others
Proportion of indirect ownership interest	70.18%
BioDarou PLC
Information on group companies associates and others
Proportion of indirect ownership interest	70.18%	70.18%
Biotest Grundstcksverwaltungs GmbH
Information on group companies associates and others
Proportion of indirect ownership interest	70.18%	70.18%
Plasma Service Europe GmbH
Information on group companies associates and others
Proportion of indirect ownership interest	70.18%	70.18%
Cara Plasma s.r.o.
Information on group companies associates and others
Proportion of indirect ownership interest	70.18%	70.18%
Plazmaszolglat Kft
Information on group companies associates and others
Proportion of indirect ownership interest	70.18%	70.18%
Grifols Biotest Holdings GmbH
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%
AlbaJuna Therapeutics, S.L
Information on group companies associates and others
Proportion of direct ownership interest	100.00%
Proportion of indirect ownership interest		49.00%	49.00%